Financial risk management objectives and policies - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Borrowings	$ 28,622	$ 29,232	$ 30,781
Hedging instrument
Total carrying value	(28,622)	(29,232)	(30,781)
Hedged item
Net cash inflow	97	(114)	96
Floating rate
Hedging instrument
Total carrying value	5,942	6,078	6,329
Cash flow hedges
Hedging instrument
Total carrying value	$ (3,530)	$ (1,802)	$ (1,910)